UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

Scudder Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Target 2014 Fund

	Shares	Value ($)

Common Stocks 28.5%
Consumer Discretionary 3.0%
Auto Components 0.2%
Johnson Controls, Inc.	1,250	85,062
Household Durables 0.1%
The Stanley Works	1,620	77,647
Media 0.9%
Clear Channel Communications, Inc.	2,540	77,267
Time Warner, Inc.	12,710	226,619
Viacom, Inc. "B"	5,951	184,303

		488,189
Multiline Retail 1.1%
Federated Department Stores, Inc.	2,700	165,699
J.C. Penney Co., Inc.	3,460	177,152
Kohl's Corp.*	2,060	99,148
Nordstrom, Inc.	2,890	100,138

		542,137
Specialty Retail 0.5%
Home Depot, Inc.	2,400	98,496
Staples, Inc.	4,090	92,966
The Sherwin-Williams Co.	1,640	69,782

		261,244
Textiles, Apparel & Luxury Goods 0.2%
Polo Ralph Lauren Corp.	2,210	108,732
Consumer Staples 2.7%
Beverages 1.2%
Coca-Cola Co.	9,510	406,838
PepsiCo, Inc.	3,470	205,007

		611,845
Food & Staples Retailing 0.2%
Costco Wholesale Corp.	2,800	135,408
Food Products 0.4%
General Mills, Inc.	4,220	203,657
Household Products 0.9%
Energizer Holdings, Inc.*	740	37,363
Procter & Gamble Co.	7,370	412,646

		450,009
Energy 2.7%
Energy Equipment & Services 0.2%
Schlumberger Ltd.	790	71,708
Oil, Gas & Consumable Fuels 2.5%
Amerada Hess Corp.	2,030	253,953
Burlington Resources, Inc.	1,390	100,386
Chevron Corp.	4,740	270,512

ConocoPhillips	1,500	98,070
ExxonMobil Corp.	9,162	514,355
Occidental Petroleum Corp.	870	68,625

		1,305,901
Financials 6.0%
Banks 1.9%
Bank of America Corp.	10,730	469,330
Wachovia Corp.	4,600	232,392
Wells Fargo & Co.	2,830	170,366
Zions Bancorp.	1,500	110,205

		982,293
Capital Markets 1.4%
Lehman Brothers Holdings, Inc.	2,940	351,830
The Goldman Sachs Group, Inc.	3,120	394,274

		746,104
Diversified Financial Services 0.9%
CIT Group, Inc.	3,240	148,165
Citigroup, Inc.	2,320	106,210
Countrywide Financial Corp.	2,950	93,722
JPMorgan Chase & Co.	2,910	106,564

		454,661
Insurance 1.8%
AFLAC, Inc.	3,800	181,564
Allstate Corp.	3,850	203,242
Hartford Financial Services Group, Inc.	1,800	143,550
Lincoln National Corp.	1,430	72,372
MetLife, Inc.	6,240	308,318

		909,046
Health Care 3.8%
Biotechnology 0.6%
Amgen, Inc.*	1,830	138,641
Genzyme Corp.*	1,640	118,572
Invitrogen Corp.*	1,320	83,939

		341,152
Health Care Equipment & Supplies 0.3%
Medtronic, Inc.	2,400	135,984
Health Care Providers & Services 1.4%
Aetna, Inc.	1,300	115,128
Cardinal Health, Inc.	1,700	106,267
Caremark Rx, Inc.*	4,600	241,040
UnitedHealth Group, Inc.	2,620	151,672
WellPoint, Inc.*	1,600	119,488

		733,595
Pharmaceuticals 1.5%
Allergan, Inc.	1,400	125,020
Johnson & Johnson	8,318	520,873
Pfizer, Inc.	5,300	115,222

		761,115
Industrials 3.1%
Aerospace & Defense 1.6%
Boeing Co.	4,000	258,560

Goodrich Corp.	2,330	84,043
Lockheed Martin Corp.	2,620	158,667
United Technologies Corp.	5,840	299,475

		800,745
Electrical Equipment 0.4%
Emerson Electric Co.	2,850	198,218
Industrial Conglomerates 1.1%
General Electric Co.	7,550	256,020
Tyco International Ltd.	12,630	333,306

		589,326
Information Technology 4.5%
Communications Equipment 1.0%
Cisco Systems, Inc.*	8,970	156,526
Motorola, Inc.	16,550	366,748

		523,274
Computers & Peripherals 1.1%
Apple Computer, Inc.*	1,340	77,171
EMC Corp.*	15,830	220,987
International Business Machines Corp.	3,140	257,103

		555,261
IT Consulting & Services 0.6%
Accenture Ltd., "A"*	6,240	164,175
Affiliated Computer Services, Inc. "A"*	2,330	126,076

		290,251
Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.	5,430	88,943
Intel Corp.	5,180	121,730

		210,673
Software 1.4%
Microsoft Corp.	9,630	247,491
Oracle Corp.*	27,640	350,475
Symantec Corp.*	4,800	114,480

		712,446
Materials 0.9%
Chemicals 0.7%
Dow Chemical Co.	4,840	221,963
PPG Industries, Inc.	1,930	115,742

		337,705
Paper & Forest Products 0.2%
Georgia-Pacific Corp.	3,040	98,891
Telecommunication Services 0.8%
Wireless Telecommunication Services
ALLTEL Corp.	1,120	69,283
Sprint Nextel Corp.	15,330	357,342

		426,625
Utilities 1.0%
Electric Utilities 0.5%
Allegheny Energy, Inc.*	1,980	55,955
Edison International	2,340	102,398

Exelon Corp.	2,430	126,433

		284,786
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group	2,120	116,176
TXU Corp.	1,210	121,908

		238,084

Total Common Stocks (Cost $12,294,636)		14,671,774
	Principal Amount ($)	Value ($)

US Treasury Obligations 71.5%
US Treasury STRIPS, 4.699% **, 11/15/2014 (a) (Cost $37,500,035)	55,950,000	36,764,969
	Shares	Value ($)

Securities Lending Collateral 6.1%
Scudder Daily Assets Fund International, 3.89% (b) (c) (Cost $3,137,250)	3,137,250	3,137,250
Cash Equivalents 0.0%
Scudder Cash Management QP Trust, 3.83% (d) (Cost $23,447)	23,447	23,447
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 52,955,368)	106.1	54,597,440
Other Assets and Liabilities, Net	(6.1)	(3,141,727)

Net Assets	100.0	51,455,713

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Bond equivalent yield to maturity; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2005 amounted to $3,020,664 which is 5.9% of net assets.
(b)	Represents collateral held in connection with securities lending.
(c)	Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Target 2014 Fund, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Target 2014 Fund, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005